UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-5901

Name of Registrant:	Putnam Investment Grade Municipal Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Investment Grade Municipal Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
11/30/09
Date of reporting period:
07/01/2009 - 06/30/2010

Item 1: Proxy Voting Record

Registrant Name : Putnam Investment Grade Municipal Trust
Fund Name : Putnam Investment Grade Municipal Trust

Date of Fiscal Year End : 11/30/2009

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Investment Grade Municipal Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 9, 2010